Income Taxes - Schedule of Effective Tax Rate Differs from the Statutory Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate Differs from the Statutory Tax Rates [Abstract]
Tax at statutory federal rate	21.00%	21.00%
Change in fair value of warrant liabilities	(0.99%)
Change in fair value of conversion option	(0.47%)
Other permanent items	(1.19%)
State income tax	3.66%	5.39%
Change in tax status		9.11%
Foreign tax rate differential	0.13%	0.77%
Valuation allowance	(31.25%)	(4.80%)
Other		(0.04%)
Provision (benefit) for income taxes	(9.11%)	31.43%